Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)			3 Months Ended	6 Months Ended
		Mar. 02, 2021	Jun. 30, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement liability, transfers out of level 3			$ 8,376,666
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial Measurement on March 2, 2021		$ 8,376,666	8,316,833
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial Measurement on March 2, 2021		14,442,083	11,174,167
Level 3 | Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance		0
Initial Measurement on March 2, 2021		22,818,749
Change in valuation inputs or other assumptions	[1],[2]			$ (3,327,749)
Fair value as of ending balance			19,491,000	19,491,000
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance		0
Initial Measurement on March 2, 2021		8,376,666
Change in valuation inputs or other assumptions	[1],[2]			(59,833)
Fair value as of ending balance			8,316,833	8,316,833
Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance		0
Initial Measurement on March 2, 2021		$ 14,442,083
Change in valuation inputs or other assumptions	[1],[2]			(3,267,916)
Fair value as of ending balance			$ 14,174,167	$ 14,174,167

[1]	.
[2]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Income.